NET LOSS PER SHARE - Potentially Dilutive Securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	92,391,438	117,751,375	114,926,929
Fixed monetary value used in conversion | $	$ 109,784			$ 109,784
Redeemable convertible preferred shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		68,228,526	68,228,526
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		36,709,165	34,459,983
Fixed monetary value used in conversion		$ 367,092	$ 344,600		¥ 2,600,000	¥ 2,400,000
Debt instrument conversion price per share | $ / shares		$ 10	$ 10
2024 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	31,779,905
2023 Convertible notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		2,029,407
Mandatorily redeemable noncontrolling interest
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	13,570,227		1,148,666
Fixed monetary value used in conversion			$ 11,487			¥ 80,000
Debt instrument conversion price per share | $ / shares			$ 10
Outstanding share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	13,570,227	10,073,233	10,378,710
Outstanding share options		10,073,233	10,378,710
Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		711,044	711,044
Outstanding share options		711,044
Meritz Put Option
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	32,500,000
Foward
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)				17,500,000
Public Warrants Liability
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	9,054,522
Sponsor warrants
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,486,784
Unvested earn out shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)				1,417,544